SUPPLEMENT Dated February 2, 2009
To The Prospectus Dated April 28, 2008

For Variable Annuity Contracts
Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

Contracts issued in Florida are not subject to the changes to the death benefits and the Minimum Guaranteed Income Benefit (MGIB) rider reflected in the supplement dated December 31, 2008.

FL Supplement – 152704	02/02/09